Nature of the business, Description (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	May 14, 2015 $ / shares	Jan. 22, 2015 USD ($) $ / shares	Jun. 18, 2014 USD ($) $ / shares shares	Dec. 31, 2017	Dec. 31, 2014 USD ($) ConcessionalAsset	Feb. 28, 2017
Nature of the business [Abstract]
Shares issued (in shares) | shares			24,850,000
Share price (in dollars per share) | $ / shares	$ 33.14		$ 29
Proceeds from issuing shares			$ 720,650
Interest consideration transferred						12.50%
Subsidiary of Abengoa [Member]
Nature of the business [Abstract]
Shares purchased by underwriters (in shares) | shares			3,727,500
Total proceeds from offering			$ 828,748
Abengoa [Member]
Nature of the business [Abstract]
Ownership interest				41.47%
Share price (in dollars per share) | $ / shares		$ 31
Proceeds from issuing shares		$ 327,980
Number of concessional assets contributed | ConcessionalAsset					10
Interest consideration transferred					64.28%
Cash consideration transferred					$ 655,300
Cash retained for liquidity purposes					$ 30,000